Subsequent events (Details) $ / shares in Units, ¥ in Thousands			3 Months Ended	12 Months Ended
	Apr. 28, 2023 CNY (¥)	Mar. 16, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Subsequent events
Repayments of convertible debt				¥ 306,000	$ 44,366,000	¥ 100,000
Proceeds from convertible debt				¥ 19,000	$ 2,755,000	¥ 400,000
Subsequent event
Subsequent events
Percentage of equity interests	5.00%
Total consideration	¥ 35,000
Repayments of convertible debt			¥ 19,000
Proceeds from convertible debt			5,000
Subsequent event | Common Classa Subject To Redemption Member
Subsequent events
Common stock, issued | shares		254,450,000
Total purchase price | $		$ 4,000,000
Pers hare purchase price | $ / shares		$ 0.0157
Subsequent event | ADS
Subsequent events
Common stock, issued | shares		35
Average closing sale price		92.00%
Threshold trading days for redemption of public warrants		5 days
Subsequent event | Ningxia Fengyin Enterprise Management Consulting LLP
Subsequent events
Remaining balance of long term loan			99,000
Subsequent event | Bit To Inc
Subsequent events
Repayments of convertible debt			232,202
Remaining balance of long term loan			¥ 4,553